                                        OPPENHEIMER DEVELOPING MARKETS FUND
                                       Supplement dated July 19, 2004 to the
                                         Prospectus dated October 23, 2003

     This  supplement  amends the Prospectus of Oppenheimer  Developing  Markets
Fund (the "Fund") and is in addition to any existing  supplements  to the Fund's
Prospectus.

1. The  Prospectus  supplement  dated  April  23,  2004 is  replaced  with  this supplement.

2. The section  titled  "Portfolio  Managers"  on page 13 of the  Prospectus  is deleted  and  replaced  with the  following,  to  reflect a change in  portfolio managers anticipated to take effect as of that date:

Portfolio  Managers.  The  portfolio  managers of the Fund are Rajeev Bhaman and
(effective  August  16,  2004) Mark  Madden.  They are the  persons  principally responsible for the day-to-day management of the Fund's portfolio. Mr. Bhaman is a Vice  President of the Fund and of the Manager and portfolio  manager of other
Oppenheimer  funds,  and has  been  portfolio  manager  of the  Fund  since  its inception in 1996. Mr. Madden became Vice President of the Manager and portfolio manager of the Fund on August 16, 2004. Prior to joining the Manager, he was the
Managing  Director of the Global  Emerging  Markets  Team at Pioneer  Investment
Management,  Inc. from  November  2000-July  2004 and Senior Vice  President and
Portfolio Manager from December 1998-October 2000.

3. The section  entitled  "WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST?" on pages
14 and 15 is deleted and replaced with the following:

WHAT IS THE  MINIMUM  AMOUNT  YOU  MUST  INVEST?  In most  cases,  you are  only permitted to buy Fund shares with a minimum  initial  investment of $25,000.  An existing shareholder may make additional investments at any time thereafter with as little as $50, however,  purchases made subsequent to the initial  investment may not exceed $2,000 per shareholder in any one calendar month.

In the following  circumstances,  you can buy Fund shares with a minimum initial investment of $1,000 and make additional  investments at any time with as little as $50, regardless of the amount invested per month:

o Purchases made through retirement plans that are held in omnibus accounts.

o Purchases made pursuant to automatic rebalancing in OppenheimerFunds Portfolio
Builder accounts.

o Purchases made through wrap-fee platforms sponsored by certain  broker-dealers that have an agreement with the Fund's distributor.

o Direct  Rollover/Change of Trustee Requests received by the Fund's Distributor prior to May 3, 2004,  directing the current  trustee/custodian  to liquidate or transfer  in kind the  assets  held in a  non-OppenheimerFunds  retirement  plan account to an OppenheimerFunds retirement plan account with OFI Trust Company as
Trustee.

o The minimum  investment  requirement  does not apply to reinvesting  dividends from  the  Fund or  other  Oppenheimer  funds  (a list  of them  appears  in the
Statement  of  Additional  Information,  or you can ask your  dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

July 19, 2004                                                     PS0785.018

                                   OPPENHEIMER DEVELOPING MARKETS FUND
                                  Supplement dated July 19, 2004 to the
                                   Statement of Additional Information
                                          dated October 23, 2003

     This supplement amends the Statement of Additional  Information  ("SAI") of
Oppenheimer  Developing  Markets  Fund (the  "Fund")  and is in  addition to any existing supplements to the Fund's SAI.

1. The chart  entitled  "Officers of the Fund" on page 33 is amended as follows:
(i) the  biography of Rajeev  Bhaman is replaced  with the  following,  and (ii)
effective August 16, 2004, the biography of Mark Madden is added to that chart.

         ----------------------------------------------------------------------------------------------------
                                                Officers of the Fund
         ----------------------------------------------------------------------------------------------------
         ---------------------------------- -----------------------------------------------------------------
         Name, Address, Age,
         Position(s) Held with Fund and
         Length of Service                       Principal Occupation(s) During Past 5 Years
         ---------------------------------- -----------------------------------------------------------------
         ---------------------------------- -----------------------------------------------------------------
         Rajeev Bhaman,                     Vice President of the Manager since January 1997; an officer of
         Vice President and                 2 portfolios in the OppenheimerFunds complex; formerly
         Portfolio Manager since 1996       Assistant Vice President of the Manager (March 1996 - January
         Age: 40                            1997).
         ---------------------------------- -----------------------------------------------------------------
         ---------------------------------- -----------------------------------------------------------------
         Mark Madden,                       Vice President of the Manager (since August 2004). Formerly he
         Portfolio Manager since 2004       held the following positions in Global Asset Management at
         Age: 47                            Pioneer Investment Management, Inc.: Managing Director, Global
                                            Emerging Markets Team (November 2000-July 2004), Senior Vice
                                            President and Portfolio Manager, International Equities
                                            (December 1998-October 2000) and Vice President and Portfolio
                                            Manager, International Equities (February 1993-November 1998).
         ---------------------------------- -----------------------------------------------------------------

2. The  first  paragraph  under  the  caption  "Investment  in Other  Investment
Companies" on page 23 is replace with the following:

Investment  in Other  Investment  Companies.  The Fund  can also  invest  in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments,  and the following  additional  limitation:  the Fund cannot invest in the  securities of other registered  investment  companies or registered unit investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act of 1940. For example, the Fund can invest in Exchange-Traded  Funds, which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the  Exchange-Traded  Funds'
portfolio,  at  times  when  the  Fund  may not be able to buy  those  portfolio securities directly.

July 19, 2004                                               PX0785.010